SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement

On January 8, 2024, Maquia, the Company and Merger Sub entered into Amendment No. 2 to the Business Combination Agreement (the “Amended BCA”) to extend the date after which either Maquia or Immersed may terminate the Business Combination Agreement from March 7, 2024 to April 7, 2024. On April 5, 2024, the Closing date for the Business Combination Agreement was further extended to May 7, 2024.

Delisting Notice

On January 8, 2024, the Company, received a notice from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) (the “Notice”) of failure to satisfy a continued listing standard from Nasdaq under Listing Rule 5620(a). The Notice indicated that the Company failed to hold an annual meeting of stockholders within the required twelve-month period from the end of the Company’s fiscal year. The Notice is only a notification of deficiency, not of imminent delisting.

Extension Amendment

On February 5, 2024, the Company, held a special meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the date by which the Company must consummate its initial business combination from February 7, 2024 to August 7, 2024 (or such earlier date as determined by the Board) (the “Extension Amendment Proposal”). In connection with the vote to approve the Extension Amendment Proposal, public stockholders holding 93,402 of the Company’s Class A common stock, par value $0.0001, properly exercised their right to redeem their shares for a cash payment out of the Company’s trust account in connection with the Extension Amendment Proposal.

Redemption Overpayment

On November 4, 2022, the Company held a special meeting in lieu of the 2022 annual meeting of stockholders (the “Meeting”). The purpose of the Meeting was, among other things, to approve Extension #1 extending the outside date for completing the Business Combination. In connection with the Meeting, as set forth in the Company’s Report on Form 8-K filed with the Securities and

Exchange Commission on November 9, 2022, the holders of 13,769,910 shares of the Company’s Class A common stock (the “Redeeming Stockholders”) properly exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (“Trust Account”).

On November 30, 2022, a redemption payment was made to the Redeeming Stockholders by Continental Stock Transfer & Trust Company (“CST”), as trustee of the trust account set up at the time of the Company’s initial public offering for the benefit of the Company’s public stockholders (the “Trust Account”), at a rate of $10.41858638 per share. It was later determined in mid-2023 that the Company did not withdraw all the interest from the Trust Account that it was allowed to withdraw to cover federal income and State of Delaware franchise taxes (collectively the “Taxes”) which had accrued in the amount of $261,900 and, therefore, the redemption payment should have only been $10.40345615 per share. This meant that the Redeeming Stockholders were overpaid in the amount of $0.01513023 per share or a total of $208,342 (the “Overpayment Amount”).